Loans, net - Summary of the balance of rescheduled loans (Detail) - PEN (S/)	Dec. 31, 2021	Dec. 31, 2020
Schedule of rescheduled loans under the Reactiva Peru program [Line Items]
Rescheduled loan	S/ 6,266,601,000	S/ 10,489,296,000
Reactiva Peru Program [Member]
Schedule of rescheduled loans under the Reactiva Peru program [Line Items]
Rescheduled loan	4,896,137,000	6,615,768,000
Commercial Loan [Member] | Reactiva Peru Program [Member]
Schedule of rescheduled loans under the Reactiva Peru program [Line Items]
Rescheduled loan	3,848,904,000	5,158,721,000
Small And Micro business Loans [Member] | Reactiva Peru Program [Member]
Schedule of rescheduled loans under the Reactiva Peru program [Line Items]
Rescheduled loan	S/ 1,047,233,000	S/ 1,457,047,000